Material Accounting Policies - Schedule of Estimated Useful Life for Current and Comparative Years (Details)	12 Months Ended
Mar. 31, 2025
Motor Vehicles
Material accounting policies details [Line Items]
Estimated useful life	5 years
Bottom of Range | Land and Buildings
Material accounting policies details [Line Items]
Estimated useful life	20 years
Bottom of Range | Computer and Office Equipment
Material accounting policies details [Line Items]
Estimated useful life	3 years
Bottom of Range | Plant and Machinery
Material accounting policies details [Line Items]
Estimated useful life	5 years
Top of Range | Land and Buildings
Material accounting policies details [Line Items]
Estimated useful life	60 years
Top of Range | Computer and Office Equipment
Material accounting policies details [Line Items]
Estimated useful life	5 years
Top of Range | Plant and Machinery
Material accounting policies details [Line Items]
Estimated useful life	12 years